STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Diluted	$ 0.00	$ 0.05	$ 0.05	$ 0.07
Weighted Average Number of Shares Outstanding, Diluted	201,814,961	152,311,461	186,334,124	140,588,063